DISCOVERY SELECT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated July 19, 2024
to Prospectus and Updating Summary Prospectus dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus ("Prospectus(es)") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This supplement describes a change to the variable investment options available in your Annuity.

Davis Value Portfolio – Portfolio Name Change:

Effective June 30, 2024, all references to the Davis Value Portfolio are changed as follows:

Portfolio Current Name	Portfolio Revised Name
Davis Value Portfolio	Davis Equity Portfolio

If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at
1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PLAZ-SUP1-N4-USP